Capital Stock and Changes in Capital Accounts	9 Months Ended
Dec. 31, 2021
Capital Stock and Changes in Capital Accounts
Capital Stock and Changes in Capital Accounts

6. Capital Stock and Changes in Capital Accounts

a)	Common Stock: As at April 15, 2021, the date of Company’s incorporation, the Company’s authorized share capital was 500 shares of common stock, par value $0.01 per share, issued to DSI. On November 29, 2021, the Company’s articles of incorporation were amended and restated. Under the Company’s amended and restated articles of incorporation, the Company’s authorized common stock consists of 1,000,000,000 shares of common stock, par value $0.01 per share, of which 8,820,240 shares were issued and outstanding on November 29, 2021, immediately upon the Spin-Off consummation (Note 3(c)). As at December 31, 2021, the Company’s authorized common stock is 1,000,000,000 shares of common stock, of which 8,820,240 shares are issued and outstanding (all shares of common stock in registered form) (Note 10 (a)).
b)	Preferred Stock: Under the Company’s amended and restated articles of incorporation, authorized preferred stock consists of 100,000,000 shares of preferred stock, par value $0.01 per share, of which (i) 1,000,000 shares are designated as Series A Participating Preferred Stock, none of which was issued and outstanding as of November 29, 2021, (ii) 500,000 shares are designated Series B Preferred Stock, all of which were issued and outstanding as of November 29, 2021, and (iii) 10,000 shares are designated Series C Preferred Stock, all of which were issued and outstanding as of November 29, 2021. All of the
Company’s shares of preferred stock are in registered form. As at December 31, 2021, the Company’s authorized preferred stock consists of 100,000,000 shares of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Stock, 500,000 are designated as Series B Preferred Stock and 10,000 are designated as Series C Preferred Stock (Notes 3(c), 6(c) and 6(d)). As of December 31, 2021, there is no Series A Participating Preferred Stock issued and outstanding.

c)	Series B Preferred Stock to Diana Shipping Inc.: As at December 31, 2021, the Company had 500,000 Series B Preferred Stock issued and outstanding with par value $0.01 per share, issued to DSI. The Series B Preferred Stock votes with the common shares of the Company, and each share of Series B Preferred Stock entitles the holder thereof to 2,000 votes on all matters on which the Company’s shareholders are entitled to vote of up to 34% of the total number of votes entitled to be cast for all matters for which the Company’s shareholders are entitled to vote on, but with no economic rights. To the extent the aggregate voting power of any holder of Series B Preferred Stock, together with any affiliate of such holder, would exceed 49% of the total number of votes that may be cast on any matter submitted to a vote of the Company’s shareholders, the number of votes of the Series B Preferred Stock shall be automatically reduced so that such holder’s aggregate voting power, together with any affiliate of such holder, is not more than 49%. Furthermore, the Series B Preferred Stock has no dividend, distribution or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates or successors.
d)	Series C Preferred Stock to Diana Shipping Inc.: As at December 31, 2021, the Company had 10,000 shares of Series C Preferred Stock issued and outstanding with par value $0.01 per share, at $1,000 per share with liquidation preference at $1,000. The Series C Preferred Stock has no voting rights except (1) in respect of amendments to the Articles of Incorporation which would adversely alter the preferences, powers or rights of the Series C Preferred Stock or (2) in the event that the Company proposes to issue any parity stock if the cumulative dividends payable on outstanding Series C Preferred Stock are in arrears or any senior stock. Also, holders of Series C preferred Stock, rank prior to (i) the holders of common shares, (ii) if issued, any Series A Participating Preferred Stock, and any Series B Preferred Stock and (iii) any other class or series of capital stock established after their original issuance date (i.e. November 29, 2021) with respect to dividends, distributions and payments upon liquidation. The Series C Preferred Stock has a cumulative preferred dividend accruing from the date of original issuance and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.0% per annum, and is convertible into common shares at Diana Shipping’s option commencing upon the first anniversary of the original issue date, at a conversion price equal to the lesser of $6.50 and the 10-trading day trailing VWAP of the common shares, subject to certain adjustments or at any time after the issuance date in case of any fundamental change (i.e. liquidation, change of control, dissolution or winding up of the affairs of the Company). Diana Shipping, however, is prohibited from converting the Series C Preferred Stock into common shares to the extent that, as a result of such conversion, Diana Shipping (together with its affiliates) would beneficially own more than 49% of the total outstanding common shares of the Company. The Company in its assessment for the accounting of the Series C Preferred Stock has taken into consideration ASC 480 "Distinguishing liabilities from equity" and determined that the preferred shares should be classified as equity instead of liability. The Company further analyzed key features of the Series C Preferred Stock to determine whether it is more akin to equity or to debt and concluded that the Series C Preferred Stock is equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. For 2021, dividends on Series C preferred stock amounted to $69.
e)	Incentive plan:

On November 2, 2021, the Company’s Board of Directors has approved and the Company has as of November 29, 2021, adopted the Equity Incentive Plan for 1,000,000 common shares, none of which has been granted as of December 31, 2021. Under the Equity Incentive Plan and as amended, the Company’s employees, officers and directors are entitled to receive options to acquire the Company’s common stock. The Equity Incentive Plan is administered by the Compensation Committee of the Company’s Board of Directors or such other committee of the Board as may be designated by the Board. Under the terms of the Equity Incentive Plan, the Company’s Board of Directors is able to grant (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock, (f) other equity-based or equity-related awards, (g) dividend equivalents and (h) cash awards. No options or stock appreciation rights can be exercisable subsequent to the tenth anniversary of the date on which such Award was granted. Under the Equity Incentive Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company (Note 10(e)).